Condensed Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash	$ 5,295,704	$ 6,968,031	$ 2,237,700	$ 2,983,600	$ 4,482,359
Accounts receivable, net	3,025,919	3,981,472	2,128,640	2,838,186	3,528,901
Contract assets	4,691,467	6,172,981	2,739,588	3,652,783	5,110,365
Income tax recoverable	175,435	230,835	173,126	230,835
Prepayments and other current assets	92,228	121,352	68,613	91,485	115,080
Total current assets	13,303,553	17,504,671	7,370,167	9,826,889	13,479,499
Non-current assets
Property, plant and equipment	2,669,242	3,512,161	2,697,858	3,597,144	3,692,349
Deferred offering cost			940,083	1,253,443	828,458
Deferred tax assets, net	231,406	304,482	228,362	304,482	268,213
Right of use assets, net- related party	271,831	357,673	533,542	711,389
Total non-current assets	3,172,479	4,174,316	4,399,845	5,866,458	4,789,020
Total assets	16,476,032	21,678,987	11,770,012	15,693,347	18,268,519
Current liabilities
Accounts payable	1,638,223	2,155,556	949,363	1,265,818	2,481,227
Contract liabilities	1,822,530	2,398,065	603,872	805,163	1,482,957
Current portion of bank borrowings	236,912	311,726	522,717	696,956	1,447,966
Dividend payable	4,421,128	5,817,274	4,362,956	5,817,274	5,817,274
Financing lease liabilities- current	2,113	2,780	8,340	11,121	16,680
Operating lease liabilities- current- related party	271,831	357,673	533,542	711,389
Accrued expenses and other current liabilities	499,800	657,632	937,434	1,249,912	635,795
Tax payable	48,846	64,271	152,638	203,517	307,269
Total current liabilities	8,964,770	11,795,749	8,462,998	11,283,997	12,272,556
Non-current liabilities
Financing lease liabilities- non-current					11,120
Bank borrowings, non-current	53,411	70,278	96,903	129,203	890,330
Total non-current liabilities	53,411	70,278	96,903	129,203	901,450
Total liabilities	9,018,181	11,866,027	8,559,901	11,413,200	13,174,006
Commitments and contingencies
Shareholders’ equity
Ordinary shares	13,777	18,128	11,402	15,203	15,203
Additional paid-in capital	6,057,736	7,970,705	2,013,599	2,684,797	2,684,797
Retained earnings	1,386,338	1,824,127	1,185,110	1,580,147	2,394,513
Total shareholders' equity	7,457,851	9,812,960	3,210,111	4,280,147	5,094,513
Total liabilities and shareholders' equity	16,476,032	21,678,987	11,770,012	15,693,347	18,268,519
Related Party [Member]
Current assets
Other receivables - related parties	22,800	30,000	22,500	30,000	242,794
Non-current assets
Right of use assets, net- related party	271,831	357,673	533,542	711,389
Current liabilities
Due to related parties	23,387	30,772	392,136	522,847	83,388
Operating lease liabilities- current- related party	$ 271,831	$ 357,673	$ 533,542	$ 711,389